Discontinued operations - Summary of Constituting Pretax Loss of Discontinued Operations (Detail) - Discontinued Operations [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 43.9	$ 35.8
Cost of revenues, excluding depreciation and amortization	18.9	16.8
Selling, general and administrative expenses	68.6	58.5
Depreciation and amortization	17.9	17.2
Loss on impairment of assets	170.0
Total operating costs and expenses	275.4	92.5
Loss from operations	(231.5)	(56.7)
Interest expense, net	(2.8)	0.2
Other operating expenses, net	(0.6)	(0.3)
Loss before income taxes	(234.9)	(56.8)
Income tax benefit	15.7	10.4
Loss from discontinued operations, net of tax	$ (219.2)	$ (46.4)